Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Inventory, Net	$ 113,689	$ 115,804
Prime Coil Inventory [Member]
Raw materials	85,865	85,483
Non-standard Coil Inventory [Member]
Raw materials	15,737	17,030
Tubular Inventory [Member]
Raw materials	7,055	4,185
Finished goods	$ 5,032	$ 9,106